Investment Risks	Apr. 08, 2026
MUIRFIELD FUND | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

MUIRFIELD FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

MUIRFIELD FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

MUIRFIELD FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

MUIRFIELD FUND | Futures Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

MUIRFIELD FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

MUIRFIELD FUND | High Yield Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

MUIRFIELD FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

MUIRFIELD FUND | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

MUIRFIELD FUND | Closed-end Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end fund’s share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

MUIRFIELD FUND | Exchange Traded Fund and Index Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

MUIRFIELD FUND | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

MUIRFIELD FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

MUIRFIELD FUND | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these type of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

MUIRFIELD FUND | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

MUIRFIELD FUND | Large-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

MUIRFIELD FUND | Mid-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

MUIRFIELD FUND | Small-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

MUIRFIELD FUND | Model and Data Risk
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

MUIRFIELD FUND | Momentum Style Risk
Prospectus [Line Items]
Risk [Text Block]

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

MUIRFIELD FUND | Options Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

MUIRFIELD FUND | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

MUIRFIELD FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

MUIRFIELD FUND | Value Style Risk
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

MUIRFIELD FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in a mutual fund.
MUIRFIELD FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
SPECTRUM FUND | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

SPECTRUM FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

SPECTRUM FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

SPECTRUM FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

SPECTRUM FUND | Futures Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

SPECTRUM FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

SPECTRUM FUND | High Yield Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

SPECTRUM FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

SPECTRUM FUND | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

SPECTRUM FUND | Closed-end Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

SPECTRUM FUND | Exchange Traded Fund and Index Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

SPECTRUM FUND | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

SPECTRUM FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

SPECTRUM FUND | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

SPECTRUM FUND | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

SPECTRUM FUND | Large-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

SPECTRUM FUND | Mid-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

SPECTRUM FUND | Small-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

SPECTRUM FUND | Model and Data Risk
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

SPECTRUM FUND | Momentum Style Risk
Prospectus [Line Items]
Risk [Text Block]

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

SPECTRUM FUND | Options Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

SPECTRUM FUND | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our various quantitative investment models discussed above. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

SPECTRUM FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

SPECTRUM FUND | Value Style Risk
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

SPECTRUM FUND | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

SPECTRUM FUND | Short Sale Risk
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk. The Fund may sell a security short (i.e. sell a security it does not own) and borrow a security to complete the sale. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to close out the short position. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short-sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

SPECTRUM FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in a mutual fund.
SPECTRUM FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
GLOBAL ALLOCATION FUND | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

GLOBAL ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

GLOBAL ALLOCATION FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

GLOBAL ALLOCATION FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

GLOBAL ALLOCATION FUND | Futures Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

GLOBAL ALLOCATION FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

GLOBAL ALLOCATION FUND | High Yield Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

GLOBAL ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

GLOBAL ALLOCATION FUND | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

GLOBAL ALLOCATION FUND | Closed-end Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

GLOBAL ALLOCATION FUND | Exchange Traded Fund and Index Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

GLOBAL ALLOCATION FUND | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

GLOBAL ALLOCATION FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

GLOBAL ALLOCATION FUND | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

GLOBAL ALLOCATION FUND | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

GLOBAL ALLOCATION FUND | Large-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

GLOBAL ALLOCATION FUND | Mid-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

GLOBAL ALLOCATION FUND | Small-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

GLOBAL ALLOCATION FUND | Model and Data Risk
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

GLOBAL ALLOCATION FUND | Momentum Style Risk
Prospectus [Line Items]
Risk [Text Block]

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

GLOBAL ALLOCATION FUND | Options Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

GLOBAL ALLOCATION FUND | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

GLOBAL ALLOCATION FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

GLOBAL ALLOCATION FUND | Value Style Risk
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

GLOBAL ALLOCATION FUND | Asset-backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Asset-backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

GLOBAL ALLOCATION FUND | Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

GLOBAL ALLOCATION FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the stock market risk of the underlying stock or may be exposed to the interest rate or credit.

GLOBAL ALLOCATION FUND | Inflation-Linked Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Inflation-Linked Debt Securities Risk. The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

GLOBAL ALLOCATION FUND | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

GLOBAL ALLOCATION FUND | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

GLOBAL ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in a mutual fund.
GLOBAL ALLOCATION FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BALANCED FUND | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

BALANCED FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

BALANCED FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

BALANCED FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

BALANCED FUND | Futures Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

BALANCED FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

BALANCED FUND | High Yield Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

BALANCED FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

BALANCED FUND | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

BALANCED FUND | Closed-end Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

BALANCED FUND | Exchange Traded Fund and Index Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

BALANCED FUND | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

BALANCED FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

BALANCED FUND | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

BALANCED FUND | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

BALANCED FUND | Large-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

BALANCED FUND | Mid-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

BALANCED FUND | Small-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

BALANCED FUND | Model and Data Risk
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

BALANCED FUND | Momentum Style Risk
Prospectus [Line Items]
Risk [Text Block]

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

BALANCED FUND | Options Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

BALANCED FUND | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

BALANCED FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

BALANCED FUND | Value Style Risk
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

BALANCED FUND | Short Sale Risk
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk. The Fund may sell a security short (i.e. sell a security it does not own) and borrow a security to complete the sale. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to close out the short position. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short-sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

BALANCED FUND | Asset-backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Asset-backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

BALANCED FUND | Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

BALANCED FUND | Inflation-Linked Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Inflation-Linked Debt Securities Risk. The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

BALANCED FUND | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

BALANCED FUND | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay the principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

BALANCED FUND | Growth Style Risk
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Over time, a growth-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
BALANCED FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in a mutual fund.
BALANCED FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
MODERATE ALLOCATION FUND | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

MODERATE ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

MODERATE ALLOCATION FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

MODERATE ALLOCATION FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

MODERATE ALLOCATION FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

MODERATE ALLOCATION FUND | High Yield Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

MODERATE ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

MODERATE ALLOCATION FUND | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

MODERATE ALLOCATION FUND | Closed-end Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

MODERATE ALLOCATION FUND | Exchange Traded Fund and Index Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

MODERATE ALLOCATION FUND | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

MODERATE ALLOCATION FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

MODERATE ALLOCATION FUND | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

MODERATE ALLOCATION FUND | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

MODERATE ALLOCATION FUND | Large-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

MODERATE ALLOCATION FUND | Mid-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

MODERATE ALLOCATION FUND | Small-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

MODERATE ALLOCATION FUND | Model and Data Risk
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

MODERATE ALLOCATION FUND | Momentum Style Risk
Prospectus [Line Items]
Risk [Text Block]

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

MODERATE ALLOCATION FUND | Options Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

MODERATE ALLOCATION FUND | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

MODERATE ALLOCATION FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

MODERATE ALLOCATION FUND | Value Style Risk
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

MODERATE ALLOCATION FUND | Asset-backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Asset-backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

MODERATE ALLOCATION FUND | Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

MODERATE ALLOCATION FUND | Inflation-Linked Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Inflation-Linked Debt Securities Risk. The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

MODERATE ALLOCATION FUND | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

MODERATE ALLOCATION FUND | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

MODERATE ALLOCATION FUND | Growth Style Risk
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Over time, a growth-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
MODERATE ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in a mutual fund.
MODERATE ALLOCATION FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
CONSERVATIVE ALLOCATION FUND | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

CONSERVATIVE ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

CONSERVATIVE ALLOCATION FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

CONSERVATIVE ALLOCATION FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

CONSERVATIVE ALLOCATION FUND | Futures Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

CONSERVATIVE ALLOCATION FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

CONSERVATIVE ALLOCATION FUND | High Yield Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond) without limitation. Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

CONSERVATIVE ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

CONSERVATIVE ALLOCATION FUND | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

CONSERVATIVE ALLOCATION FUND | Closed-end Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

CONSERVATIVE ALLOCATION FUND | Exchange Traded Fund and Index Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

CONSERVATIVE ALLOCATION FUND | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

CONSERVATIVE ALLOCATION FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

CONSERVATIVE ALLOCATION FUND | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

CONSERVATIVE ALLOCATION FUND | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

CONSERVATIVE ALLOCATION FUND | Large-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

CONSERVATIVE ALLOCATION FUND | Mid-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

CONSERVATIVE ALLOCATION FUND | Small-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

CONSERVATIVE ALLOCATION FUND | Model and Data Risk
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

CONSERVATIVE ALLOCATION FUND | Momentum Style Risk
Prospectus [Line Items]
Risk [Text Block]

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

CONSERVATIVE ALLOCATION FUND | Options Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

CONSERVATIVE ALLOCATION FUND | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

CONSERVATIVE ALLOCATION FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

CONSERVATIVE ALLOCATION FUND | Value Style Risk
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

CONSERVATIVE ALLOCATION FUND | Asset-backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Asset-backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

CONSERVATIVE ALLOCATION FUND | Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

CONSERVATIVE ALLOCATION FUND | Inflation-Linked Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Inflation-Linked Debt Securities Risk. The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

CONSERVATIVE ALLOCATION FUND | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

CONSERVATIVE ALLOCATION FUND | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

CONSERVATIVE ALLOCATION FUND | Growth Style Risk
Prospectus [Line Items]
Risk [Text Block]	Growth Style Risk. Over time, a growth-oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
CONSERVATIVE ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in a mutual fund.
CONSERVATIVE ALLOCATION FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
DYNAMIC ALLOCATION FUND | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

DYNAMIC ALLOCATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

DYNAMIC ALLOCATION FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

DYNAMIC ALLOCATION FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

DYNAMIC ALLOCATION FUND | Futures Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

DYNAMIC ALLOCATION FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

DYNAMIC ALLOCATION FUND | High Yield Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

DYNAMIC ALLOCATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

DYNAMIC ALLOCATION FUND | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

DYNAMIC ALLOCATION FUND | Closed-end Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

DYNAMIC ALLOCATION FUND | Exchange Traded Fund and Index Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

DYNAMIC ALLOCATION FUND | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

DYNAMIC ALLOCATION FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

DYNAMIC ALLOCATION FUND | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

DYNAMIC ALLOCATION FUND | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

DYNAMIC ALLOCATION FUND | Large-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

DYNAMIC ALLOCATION FUND | Mid-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

DYNAMIC ALLOCATION FUND | Small-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

DYNAMIC ALLOCATION FUND | Model and Data Risk
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

DYNAMIC ALLOCATION FUND | Momentum Style Risk
Prospectus [Line Items]
Risk [Text Block]

Momentum Style Risk. Investing in or having exposure to securities with positive momentum entails investing in securities that have had positive recent relative performance. These securities may be more volatile than a broad cross-section of securities. In addition, there may be periods during which the investment performance of the Fund while using a momentum strategy may suffer.

DYNAMIC ALLOCATION FUND | Options Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

DYNAMIC ALLOCATION FUND | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

DYNAMIC ALLOCATION FUND | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk. Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, the value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

DYNAMIC ALLOCATION FUND | Value Style Risk
Prospectus [Line Items]
Risk [Text Block]

Value Style Risk. Investing in or having exposure to “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values, either because the market fails to recognize what the Adviser considers to be the companies’ true business values or because the Adviser misjudged those values. In addition, there may be periods during which the investment performance of the Fund while using a value strategy may suffer.

DYNAMIC ALLOCATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in a mutual fund.
DYNAMIC ALLOCATION FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
SECTOR ROTATION FUND | Common Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

SECTOR ROTATION FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

SECTOR ROTATION FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

SECTOR ROTATION FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

SECTOR ROTATION FUND | Futures Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

SECTOR ROTATION FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

SECTOR ROTATION FUND | High Yield Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

SECTOR ROTATION FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

SECTOR ROTATION FUND | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

SECTOR ROTATION FUND | Closed-end Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end fund’s share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

SECTOR ROTATION FUND | Exchange Traded Fund and Index Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

SECTOR ROTATION FUND | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

SECTOR ROTATION FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

SECTOR ROTATION FUND | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

SECTOR ROTATION FUND | Market Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the Fund’s performance could be impacted.

SECTOR ROTATION FUND | Large-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Large-Capitalization Risk. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

SECTOR ROTATION FUND | Mid-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Mid-Capitalization Risk. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.

SECTOR ROTATION FUND | Small-Capitalization Risk
Prospectus [Line Items]
Risk [Text Block]

Small-Capitalization Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

SECTOR ROTATION FUND | Model and Data Risk
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

SECTOR ROTATION FUND | Options Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

SECTOR ROTATION FUND | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

SECTOR ROTATION FUND | Sector Rotation Risk
Prospectus [Line Items]
Risk [Text Block]

Sector Rotation Risk. By overweighting some market sectors over others, the Fund may be more susceptible to financial market or economic events affecting issuers and industries within those sectors. As a result, the Fund may experience more volatility than mutual funds that do not emphasize investments in particular sectors and the Fund may experience greater risk of loss due to financial market or economic events that affect a particular sector the fund has emphasized.

SECTOR ROTATION FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in a mutual fund.
SECTOR ROTATION FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
TACTICAL INCOME FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

TACTICAL INCOME FUND | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.

TACTICAL INCOME FUND | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk. Investments in foreign issuers, whether directly or indirectly, involve additional risks different from those associated with investments in U.S. issuers. There may be limited information available to investors, and foreign issuers may not be subject to uniform accounting, auditing and financial standards like those applicable to U.S. issuers. Different accounting, corporate governance, regulatory, and market systems may cause foreign investments to be more volatile. Trade tensions and economic sanctions on individuals or companies can also contribute to market volatility. Additionally, currency fluctuations may affect the value of foreign investments.

TACTICAL INCOME FUND | Futures Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Risk. The use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with an underlying index or reference asset. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact. This risk could cause an underlying fund to lose more than the principal amount invested.

TACTICAL INCOME FUND | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]

Emerging Markets Risk. Investing in emerging markets magnifies the risks inherent in foreign investments. These risks include exposure to economic structures that are generally less diverse and mature than found in developed markets, limited availability of reliable information material to an investment decision, exposure to political systems that may be less stable than those of developed countries, and greater exposure to foreign currency fluctuations. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

TACTICAL INCOME FUND | High Yield Risk
Prospectus [Line Items]
Risk [Text Block]

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade, or junk bond). Securities in this rating category are considered speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of investment grade securities. Therefore, fixed income securities in this category may have greater price fluctuations and have a higher risk of default than investment grade securities.

TACTICAL INCOME FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments will generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities is likely to respond to changes in interest rates to a greater degree than the market value of fixed income securities with shorter maturities.

TACTICAL INCOME FUND | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk. Because the Fund may invest in underlying mutual funds, ETFs, and unit investment trusts, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

TACTICAL INCOME FUND | Closed-end Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Closed-end Fund Risk. Closed-end funds involve investment risks different from those associated with other investment companies. Shares of closed-end funds frequently trade at either a premium or discount relative to the value of the securities held by the closed-end fund. Closed-end funds may trade infrequently and with small volume, which may make it hard for the Fund to buy and sell shares. Many closed-end funds also utilize leverage, which can expose the Fund to greater risk of significant changes in the closed-end funds’ share prices and will require payment of interest or dividend expenses, reducing the closed-end fund’s overall return.

TACTICAL INCOME FUND | Exchange Traded Fund and Index Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund and Index Fund Risk. Index funds and ETFs that track an index will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

TACTICAL INCOME FUND | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

TACTICAL INCOME FUND | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Reduced liquidity affecting an individual security, or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

TACTICAL INCOME FUND | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

TACTICAL INCOME FUND | Model and Data Risk
Prospectus [Line Items]
Risk [Text Block]

Model and Data Risk. Given the complexity of the investments and strategies of the Fund, the Adviser relies on quantitative models and information and data supplied by third parties (“Models and Data”). These Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investment risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Many of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by the Adviser will not be successful in selecting companies for investment or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

TACTICAL INCOME FUND | Options Strategy Risk
Prospectus [Line Items]
Risk [Text Block]

Options Strategy Risk. The Fund may buy and sell options as a defensive tactic, to earn income, or to adjust exposure to the markets. As the buyer of a call or put option, the Fund may lose the entire premium paid for the option if the value of the security underlying the option does not rise above the call strike price, or fall below the put strike price, which means the option will expire worthless. As a seller (writer) of a call or put option, the Fund will tend to lose money if the value of the underlying security rises above the call strike price or falls below the put strike price. The Fund’s losses are potentially large in written put or call transactions. The Fund may also use an option spread or option straddle strategy. These strategies may not perform as expected and could expose the Fund to potentially large losses.

TACTICAL INCOME FUND | Portfolio Turnover Risk
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may actively trade portfolio securities to achieve its investment objective, and active trading may be driven by changes in our quantitative investment models. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

TACTICAL INCOME FUND | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of derivatives, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

TACTICAL INCOME FUND | Short Sale Risk
Prospectus [Line Items]
Risk [Text Block]

Short Sale Risk. The Fund may sell a security short (i.e. sell a security it does not own) and borrow a security to complete the sale. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to close out the short position. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

TACTICAL INCOME FUND | Asset-backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Asset-backed Securities Risk. These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non-payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Fund. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

TACTICAL INCOME FUND | Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

TACTICAL INCOME FUND | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

TACTICAL INCOME FUND | Sovereign Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

TACTICAL INCOME FUND | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the stock market risk of the underlying stock or may be exposed to the interest rate or credit risk of the issuer.

TACTICAL INCOME FUND | Distressed Debt Risk
Prospectus [Line Items]
Risk [Text Block]

Distressed Debt Risk. Distressed bonds are speculative and involve substantial risks in addition to the risks of investing in high-yield debt securities. The Fund is subject to an increased risk that it may lose a portion or all of its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt. The prices of distressed bonds are likely to be more sensitive to adverse economic changes or individual issuer developments than the prices of higher rated securities.

TACTICAL INCOME FUND | Inverse and Leveraged Fund Risk
Prospectus [Line Items]
Risk [Text Block]

Inverse and Leveraged Fund Risk. The Fund may utilize inverse ETFs that seek to provide the inverse daily return of a particular index or group of securities. Over time, the inverse ETF’s returns may differ dramatically from the returns of the underlying index, an effect exacerbated with longer holding periods. Use of inverse and leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index during the same period of time.

TACTICAL INCOME FUND | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk. The value of municipal bonds that depend on a specific revenue source or general revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source(s) or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source(s). Also downgrades or defaults during economic downturns or similar periods of economic stress, could affect the market values and marketability of municipal obligations. Changes in a municipality’s financial circumstance may make it difficult for the municipality to make interest and principal payments when due.

TACTICAL INCOME FUND | REIT Risk
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. The value of REITs may be affected by changes in the value and vacancy rate of the underlying property owned by the REITs, while the value of mortgage REITs may be affected by the quality of any credit extended. Investment in REITs involves risks similar to those associated with investing in small capitalization companies, and REITs (especially mortgage REITs) are subject to interest rate risks. Mortgage REITs are also subject to prepayment risk. Because REITs incur expenses like management fees, investments in REITs also add an additional layer of expenses. In addition, REITs could possibly fail to (i) qualify for favorable tax treatment under applicable tax law, or (ii) maintain their exemptions from registration under the Investment Company Act of 1940.

TACTICAL INCOME FUND | When-Issued and Delayed Delivery Securities Risk
Prospectus [Line Items]
Risk [Text Block]

When-Issued and Delayed Delivery Securities Risk. Securities purchased or sold on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement. At the time of delivery of the securities the value may be more or less than the purchase price. An increase in the percentage of the Funds’ assets committed to the purchase of securities on a when-issued or delayed delivery basis may increase the volatility of the Funds’ net asset value.

TACTICAL INCOME FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in a mutual fund.
TACTICAL INCOME FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
GOVERNMENT MONEY MARKET FUND | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. All debt securities are subject to the risk that the issuer or guarantor of the debt security may not make principal or interest payments as they become due, or default entirely on its obligations. The value and liquidity of an issuer’s debt securities will typically decline if the market perceives a deterioration in the creditworthiness of that issuer. In addition, insured debt securities have the credit risk of the insurer in addition to the underlying credit risk of the debt security being insured.

GOVERNMENT MONEY MARKET FUND | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. The risk that during periods of rising interest rates, the Fund’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund’s yield (and the market value of its securities) will tend to be higher. When interest rates rise, the Fund’s yield may not increase proportionately. Changing interest rates may have unpredictable effects on the markets and the Fund’s investments. A low or negative interest rate environment could cause the Fund’s earnings to fall below the Fund’s expense ratio, resulting in in a low or negative yield and a decline in the Fund’s share price. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which would adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.

GOVERNMENT MONEY MARKET FUND | Issuer Cybersecurity Risk
Prospectus [Line Items]
Risk [Text Block]

Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Fund and its shareholders could be negatively impacted as a result.

GOVERNMENT MONEY MARKET FUND | Market and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate related events, pandemics, epidemics, terrorism, regulatory events, supply chain disruptions, trade barriers, staff shortages and governmental or quasi-governmental actions. Armed conflicts, the responses and sanctions by other countries and the potential for wider conflict can have adverse effects on regional and global supply chain and negatively impact global growth and inflation. The occurrence of these types of global events may result in market volatility and may have long-term effects on both the U.S. and global financial markets. These events and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, can have negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

GOVERNMENT MONEY MARKET FUND | Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Government Securities Risk. The Fund concentrates in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

GOVERNMENT MONEY MARKET FUND | Repurchase Agreement Risk
Prospectus [Line Items]
Risk [Text Block]

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money.

GOVERNMENT MONEY MARKET FUND | Stable NAV Risk
Prospectus [Line Items]
Risk [Text Block]

Stable NAV Risk. The risk that the Fund will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund’s shares to decrease to a price less than $1.00 per share. If the Fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Fund could be subject to increased redemption activity, which could adversely affect the Fund’s NAV.

GOVERNMENT MONEY MARKET FUND | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
GOVERNMENT MONEY MARKET FUND | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
GOVERNMENT MONEY MARKET FUND | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
GOVERNMENT MONEY MARKET FUND | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.